INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$25,057	$25,057

	December 31, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$37,241	$37,241

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets are as follows:

	Investments in available-for-sale		Investments in
	debt securities		equity securities
Fair value of Level 3 financial assets as of December 31, 2024	$30,824		$—
Fair value change of available-for-sale debt securities	3,644		—
Fair value of Level 3 financial assets as of June 30, 2025	$34,468		$—

Fair value of Level 3 financial assets as of December 31, 2025	$—	(1)	$37,241
Disposal of investments, equity securities			(12,905)
Total gains included in earnings	—		173
Total gains included in other comprehensive income	—		548
Fair value of Level 3 financial assets as of June 30, 2026	$—		$25,057

(1) On October 31, 2025 (the “Amendment Date”), the Group executed a Supplemental Agreement with TJ Biopharma. As a result of this amendment, effective on the Amendment Date, the Group reclassified its investment in TJ Biopharma preferred shares from available-for-sale debt securities to equity securities.